Employee Benefit Expense (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefit Expense [Abstract]
Schedule employee benefit expense
	Year ended December 31, 2022
	Cost of revenue	Operating expenses	Total
Wages and salaries	$202,983	$10,139,209	$10,342,192
Labour and health insurance fees	20,413	735,817	756,230
Pension	11,942	433,509	445,451
Share option expenses	—	346,122	346,122
Other personnel expenses	—	305,094	305,094
	$235,338	$11,959,751	$12,195,089
	Year ended December 31, 2021
	Cost of revenue	Operating expenses	Total
Wages and salaries	$219,051	$9,798,876	$10,017,927
Labour and health insurance fees	23,650	776,948	800,598
Pension	12,942	452,487	465,429
Share option expenses	—	375,941	375,941
Other personnel expenses	—	269,530	269,530
	$255,643	$11,673,782	$11,929,425
	Year ended December 31, 2020
	Cost of revenue	Operating expenses	Total
Wages and salaries	$204,371	$9,145,717	$9,350,088
Labour and health insurance fees	18,991	688,530	707,521
Pension	11,649	422,737	434,386
Share option expenses	—	142,416	142,416
Other personnel expenses	1,900	276,067	277,967
	$236,911	$10,675,467	$10,912,378